SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign Currency) (Details)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011
Peruvian Nuevo Sol [Member]
Average Rate	0.3748		0.3607
Historical Rate	0.3748	0.37509
Chilean Peso [Member]
Average Rate	0.0021		0.0021
Historical Rate	0.00211	0.002